Convertible Senior Notes (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Aug. 29, 2022 CNY (¥)	Aug. 29, 2022 USD ($) $ / shares	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Sep. 02, 2025 CNY (¥)	Sep. 02, 2025 USD ($)
Convertible Senior Notes
Principal amount outstanding			¥ 124,114	$ 17,748
Convertible senior notes
Convertible Senior Notes
Principal amount		$ 1,000,000
Interest rate (as a percent)		1.50%
Principal amount denominator for conversion of debt		$ 1
Conversion rate	31.6296	31.6296
Conversion price | $ / shares		$ 31.62
Debt repurchase price percentage	100.00%	100.00%
Aggregate principal amount					¥ 7,003,850	$ 982,252
Principal amount outstanding						$ 17,748
Capped call options
Convertible Senior Notes
Cap price | $ / shares		$ 36.48
Premium paid for capped call options	¥ 373,139	$ 54,000
Capped call options | Convertible senior notes
Convertible Senior Notes
Principal amount		$ 1,000,000